Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses
Consulting fees - related party	12,000	12,000	36,000	36,000	48,000	48,000	370,080	406,080
Professional fees	61,325	0	80,119	15,000	15,000	0	211,927	292,046
General and administrative	2,681	825	7,431	3,595	7,295	3,902	477,659	621,378
Total Operating Expenses	76,006	12,825	123,550	54,595	70,295	51,902	1,059,666	1,319,504
Loss from Operations	(76,006)	(12,825)	(123,550)	(54,595)	(70,295)	(51,902)	(1,059,666)	(1,319,504)
Other Income (Expense):
Forgiveness of debt	0	0	15,640	0	0	0	0	15,640
Foreign currency loss	0	2,724	(601)	(4,087)				(601)
Interest expense, net	(10,052)	(10,052)	(29,937)	(29,828)	40,467	39,880	177,184	(69,818)
Total Other Income (Expense)	(10,052)	(7,328)	(14,898)	(33,915)	(40,467)	(39,880)	(177,184)	(54,779)
Net Loss from Continuing Operations	(86,058)	(20,153)	(138,448)	(88,510)	(110,175)	(92,369)	(1,236,850)	(1,374,283)
Net Loss on Sale of Subsidiary	0	0	0	0	(110,175)	(92,369)	(2,254,851)	(1,018,001)
Loss Before Discontinued Operations	(86,058)	(20,153)	(138,448)	(88,510)	(110,175)	(92,369)	(2,254,851)	(2,392,284)
Discontinued Operations	0	0	0	0	0	0	(3,055,354)	(3,055,354)
Net Loss	$ (86,058)	$ (20,153)	$ (138,448)	$ (88,510)	$ (110,175)	$ (92,369)	$ (5,310,205)	$ (5,447,638)
Net Loss Per Share - Basic and Diluted	$ 0	$ 0	$ 0	$ (0.02)	$ (0.02)	$ (0.10)
Weighted Average Number of Shares Outstanding	75,919,000	12,082,000	55,554,000	4,681,000	7,045,000	896,000